Intangible Assets	6 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

10. INTANGIBLE ASSETS

As of December 31, 2025 and June 30, 2025, intangible assets consisted of the following:

	As of December 31,	As of June 30,
	2025	2025
Copyright licenses	$2,036,179	$1,987,716
	2,036,179	1,987,716
Less: accumulated amortization	(933,249)	(911,036)
Less: impairment for production copyright	(1,102,930)	(1,076,680)
	$-	$-

Copyright Licenses of Move It

Currently, the MOVE IT project is losing money, and the carrying value of the amortizable intangible asset could not be recoverable due to the poor financial performance, including declining customer numbers. As of December 31, 2024, the production copyright was fully impaired.